Financial Risk Management	6 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial Risk Management

Note 30 Financial Risk Management

This note explains the Group’s exposure to financial risks and how these risks could affect the Group’s future financial performance. Current year profit or loss information has been included where relevant to add further context.

The totals for each category of financial instruments, measured in accordance with IAS 39: Financial Instruments: Recognition and Measurement, as detailed in the accounting policies to these consolidated financial statements, are as follows:

		December 31,	Restated June 30
		2022	2022	2021
(in U.S. dollars)	Notes
Financial assets
Cash and cash equivalents		$99,039,172	$142,737,362	$102,601,252
Trade and other receivables	10	11,984,834	13,659,367	1,633,701
Financial assets at fair value through profit or loss	15	16,490,271	16,666,619	—
Total financial assets		127,514,277	173,063,348	104,234,953
Financial liabilities
Trade payables	18	4,108,380	2,651,984	1,369,284
Lease liabilities	20	5,178,938	5,345,678	5,654,083
Borrowings	21	36,162,902	36,963,328	4,702,239
Total financial liabilities		$45,450,220	$44,960,990	$11,725,606

The Board has overall responsibility for the determination of the Group’s risk management objectives and policies. The overall objective of the Board is to set policies that seek to reduce risk as far as possible without unduly affecting the Group’s competitiveness and flexibility.

Market risk

Market risk is the risk that the change in market prices, such as foreign exchange rates, interest rates and equity prices will affect the Group’s income or the value of its holdings of financial instruments.

Foreign currency risk

Foreign exchange risk arises from future transactions and recognized assets and liabilities denominated in a currency that is not the functional currency of the relevant Group entity. Exposure to foreign currency risk may result in the fair value or future cash flows of a financial instrument fluctuating due to movement in foreign exchange rates of currencies in which the Group holds financial instruments which are other than the USD.

With instruments being held by overseas operations, fluctuations in the Canadian dollar may impact on the Group’s financial results.

The following table shows the foreign currency risk as on the financial assets and liabilities of the Group’s operations denominated in currencies other than the functional currency of the operations.

The group’s exposure to foreign currency risk at the end of the reporting period, expressed in U.S. dollars, was as follows:

	December 31, 2022 CAD	Restated June 30, 2022 CAD	December 31, 2022 USD	Restated June 30, 2022 USD
Cash at bank	$—	$—	$55,708,444	$100,003,197
Trade receivables	—	—	3,296,587	2,006,889
Trade payables	25,038	10,374	2,424,565	623,875
Borrowings	$—	$—	$—	$—

Cash flow and fair value interest rate risk

The group’s main interest rate risk arises from long-term borrowings with variable rates, which expose the Group to cash flow interest rate risk. During the six months ended December 31, 2022, the Group’s borrowings at variable rates were denominated in Canadian and U.S. dollars.

As the Group has interest-bearing cash assets, the Group’s income and operating cash flows are exposed to changes in market interest rates. The Group manages its exposure to changes in interest rates by using fixed term deposits.

At December 31, 2022, if interest rates had changed by -/+ 100 basis points from the year-end rates with all other variables held constant, post-tax profit / (loss) for the six months ended December 31, 2022, would have been $635,007 ($1,069,895 for the twelve months ended June 30, 2022) lower/higher, as a result of higher/lower interest income from cash and cash equivalents.

Credit risk

Credit risk is managed on a Group basis. Credit risk arises primarily from cash and cash equivalents and deposits with banks and financial institutions, and trade and other receivables. For bank and financial institutions, only independently rated parties with a minimum rating of ‘AAA’ are accepted.

For trade and other receivables, amounts are considered as “past due” when the debt has not been settled, in line with the terms and conditions agreed between the Group and the customer to the transaction. Due to a strong credit approval process, the Group has a minimal history of bad debt write-offs.

The balance of receivables that remain within initial trade terms are considered to be of high credit quality. The credit quality of financial assets that are neither past due nor impaired can be assessed by reference to external credit ratings (if available).

Liquidity risk

Prudent liquidity risk management implies maintaining sufficient cash and marketable securities to meet obligations when due.

The Group manages liquidity risk by continuously monitoring forecast and actual cash flows. No finance facilities were available to the Group at the end of the reporting period.

All financial assets mature within one year. The maturity of all financial liabilities is set out in the table below.

Financing arrangements

The Group’s undrawn borrowing facilities as at December 31, 2022 totals $1,447,844 which relates to the loan facilities secured over commercial land and buildings (See Note 21 - Borrowings).

Maturities of financial liabilities

As of December 31, 2022, the contractual maturities of the group’s non-derivative financial liabilities were as follows:

Contractual maturities of financial liabilities	Less than 6 months	6 – 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual cash flows	Carrying amount
At December 31, 2022	US$	US$	US$	US$	US$	US$	US$
Trade payables	$6,954,464	$—	$—	$—	$—	$6,954,464	$6,954,464
Lease liabilities	$278,867	$286,800	$573,600	$1,720,800	$3,680,600	$6,540,667	$5,178,938
Borrowings	$1,136,116	$1,150,846	$2,498,302	$7,164,079	$34,423,607	$46,372,950	$36,162,902
Total non-derivatives	$8,369,447	$1,437,646	$3,071,902	$8,884,879	$38,104,207	$59,868,081	$48,296,304